Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheets

CONDENSED BALANCE SHEETS

	2013	2012
Assets
Cash	$205,609	$4,817
Investment in subsidiaries	4,920,972	12,568,312
Investment in trust preferred securities	103,000	103,000
Securities available for sale	50,000	50,000
Other assets	59,939	64,839
Total assets	$5,339,520	$12,790,968

Liabilities and Stockholders’ Equity
Other liabilities	$956,865	$696,134
Note payable	275,250	275,250
Company guaranteed trust preferred securities	3,403,000	3,403,000
Stockholders’ equity	704,405	8,416,584
Total liabilities and stockholders’ equity	$5,339,520	$12,790,968

Schedule of Condensed Statements of Operations

CONDENSED STATEMENTS OF OPERATIONS

	2013	2012
Income
Interest income	$39	$212
Dividends from bank subsidiary	-	-
Other income	-	-
Total income	39	212

Expense
Interest expense	156,859	159,106
Other expenses	87,925	118,096
Total expenses	244,784	277,202

Loss before income tax benefit and equity in undistributed loss of subsidiaries	(244,745)	(276,990)
Income tax benefit	-	-

Loss before equity in undistributed loss of subsidiaries	(244,745)	(276,990)
Equity in undistributed loss (distributions in excess of earnings) of subsidiaries	(5,257,315)	(1,454,735)

Net loss	$(5,502,060)	$(1,731,725)

Schedule of Condensed Statements of Cash Flows

 CONDENSED STATEMENTS OF CASH FLOWS

	2013	2012
OPERATING ACTIVITIES
Net loss	$(5,502,060)	$(1,731,725)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Losses of subsidiaries	5,257,315	1,454,735
Net other operating activities	235,537	-
Net cash used in operating activities	(9,208)	(276,990)

INVESTING ACTIVITIES
Capital contribution in bank	-	(1,861,245)
Net cash provided by (used in) investing activities	-	(1,861,245)

FINANCING ACTIVITIES
Proceeds from issuance of preferred stock	-	1,000,000
Proceeds from issuance of common stock from secondary stock offering	210,000	1,120,000
Proceeds from exercise of stock options	-	10,001
Net cash provided by financing activities	210,000	2,130,001

Net increase (decrease) in cash	200,792	(8,234)

Cash at beginning of year	4,817	13,051
Cash at end of year	$205,609	$4,817